Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Detailed Information About Lease Amounts Recognized In Statements Of Cash Flows
Rights-of-use
assets and lease liabilities are presented in the consolidated statements of financial position as follows:

	December 31,
in €‘000	2020	2021
Right-of-use assets – Property and equipment
Land and buildings	25,513	22,905
Other facilities and equipment	100	132
Lease liabilities – Loans and borrowings
Current	7,593	6,013
Non-current	19,985	17,885

Summary of Detailed information about Reconciliation of Right of Use Assets
Additional information on the significant right of use assets by class of assets and the movements during the period are as follows:

	Office buildings
in €‘000	2020	2021
Balance as of January 1,	27,968	25,513
Depreciation charge for the year	(5,256)	(5,539)
Additions / business combinations	5,523	3,275
Derecognition due to lease termination	(1,356)	(1,301)
Foreign currency effects	(1,366)	957

Balance as of December 31,	25,513	22,905

Summary of Detailed information about Reconciliation of Lease Liabilities
Set out below are the carrying amounts of lease liabilities and the movements during the period:

in €‘000	2020	2021
Balance as of January 1,	28,845	27,578
Additions to lease liabilities	5,579	2,835
Accretion of interest	765	324
Payments	(3,817)	(7,118)
Additions from business combinations	—	433
Rent concessions	(408)	(59)
Derecognition due to lease termination	(1,711)	(1,400)
Foreign currency effects	(1,675)	1,305

Balance as of December 31,	27,578	23,898

Current	7,593	6,013
Non-current	19,985	17,885

Summary of Detailed information about Lease Amounts Recognized in Profit or Loss

	Years Ended December 31,
in €‘000	2019	2020	2021
Interest on lease liabilities	671	765	324
Depreciation	4,842	5,342	5,569
Income from sub-leasing right-of-use assets	(7)	(21)	(33)
Expenses relating to short-term leases *)	798	360	547
Expenses relating to low-value assets *)	20	19	8
Rent concessions	—	(408)	(59)

Total amount recognized in profit or loss	6,324	6,057	6,356

*)
The Group has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

Summary of Detailed information about Lease Amounts Recognized in Statements of Cash Flows
Total cash outflow for leases for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years Ended December 31,
in €‘000	2019	2020	2021
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	818	379	555
-Interest paid on lease liabilities	671	765	324
Financing activities – Principal payment on lease liabilities	5,088	3,817	7,118

Total cash outflow for leases	6,577	4,961	7,997